Convertible Notes Payable (Details) - Schedule of convertible notes payable - USD ($)	Dec. 31, 2021	Dec. 31, 2020
Convertible Notes Payable (Details) - Schedule of convertible notes payable [Line Items]
Total		$ 1,336,350
Less: unamortized discount
Convertible notes payable, net of original issue discount and debt discount		1,336,350
$550k Note - July 2016 [Member]
Convertible Notes Payable (Details) - Schedule of convertible notes payable [Line Items]
Total		719,790
$50k Note - July 2016 [Member]
Convertible Notes Payable (Details) - Schedule of convertible notes payable [Line Items]
Total		71,611
$111k Note - May 2017 [Member]
Convertible Notes Payable (Details) - Schedule of convertible notes payable [Line Items]
Total		120,659
$357.5k Note - April 2019 [Member]
Convertible Notes Payable (Details) - Schedule of convertible notes payable [Line Items]
Total		$ 424,290